Accrued Expenses	9 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
Accrued Expenses
9. ACCRUED EXPENSES
Accrued expenses as of December 31, 2020 and 2019 and September 30, 2021 (unaudited) consist of the following:

	As of December 31,		As of September 30,
	2020	2019	2021
			(unaudited)
Income taxes payable	$3,878	$1,178	$1,000
Sales and use taxes payable	190	65	195
Deferred revenues	42	—	59
Other liabilities	1,889	3,756	3,933

Total	$5,999	$4,999	$5,187